Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income into Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	$ (145)	$ 20	$ 103
Amortization of unrealized gains (losses)	30,007	17,945	13,487
Realized gains (losses) on derivative hedges	17,396	14,728	12,494
Actuarial gains (losses) and prior service cost (credit) amortization	(2,211)	(1,398)	(1,207)
Applicable income taxes	(1,407)	(1,463)	(2,181)
Net income (loss)	5,458	5,838	7,985
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(558)	(388)	(77)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investment securities available-for-sale
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	(145)	20	103
Applicable income taxes	37	(5)	(26)
Net income (loss)	(108)	15	77
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains (losses)	(530)	(400)	(36)
Applicable income taxes	134	119	9
Net income (loss)	(396)	(281)	(27)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on derivative hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(80)	(36)	(14)
Applicable income taxes	21	9	4
Net income (loss)	(59)	(27)	(10)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on retirement plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses) and prior service cost (credit) amortization	7	(128)	(157)
Applicable income taxes	(2)	33	40
Net income (loss)	$ 5	$ (95)	$ (117)